11 Greenway Plaza, Suite 1000 Houston, TX 77046 invesco.com

September 8, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	AIM Tax-Exempt Funds

(Invesco Tax-Exempt Funds)

CIK 0000909466

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Fund”) that the Prospectus and the Statement of Additional Information relating to the Class A, Class C, Class Y and Class R6 shares, as applicable, of:

Invesco Environmental Focus Municipal Fund

that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents in Post-Effective Amendment No. 91 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 3, 2020.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-5231 or Adrienne.Ruffle@invesco.com.

Very truly yours,

/s/ Adrienne Ruffle

Adrienne Ruffle

Senior Counsel